Shareholder Report, Holdings (Details)	May 31, 2024
C000005044 | U.S. Treasury Notes8049448
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005044 | Comcast Corp.8051817
Holdings [Line Items]
Percent of Total Investments	1.50%
C000005044 | Bank of America Corp.8051806
Holdings [Line Items]
Percent of Total Investments	1.40%
C000005044 | TriState Capital8051748
Holdings [Line Items]
Percent of Total Investments	1.30%
C000005044 | Alphabet8051799
Holdings [Line Items]
Percent of Total Investments	1.20%
C000005044 | American Express8051802
Holdings [Line Items]
Percent of Total Investments	1.00%
C000005044 | Prologis8051866
Holdings [Line Items]
Percent of Total Investments	1.00%
C000005044 | U.S. Treasury Notes8049432
Holdings [Line Items]
Percent of Total Investments	0.80%
C000005044 | U.S. Treasury Notes8049458
Holdings [Line Items]
Percent of Total Investments	0.70%
C000005044 | FNMA8054210
Holdings [Line Items]
Percent of Total Investments	0.70%
C000005044 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005044 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005044 | Bank Deposit Program
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005044 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005044 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005044 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000005044 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000005044 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000048038 | U.S. Treasury Notes8049448
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048038 | Comcast Corp.8051817
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048038 | Bank of America Corp.8051806
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048038 | TriState Capital8051748
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048038 | Alphabet8051799
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048038 | American Express8051802
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048038 | Prologis8051866
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048038 | U.S. Treasury Notes8049432
Holdings [Line Items]
Percent of Total Investments	0.80%
C000048038 | U.S. Treasury Notes8049458
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048038 | FNMA8054210
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048038 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000048038 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000048038 | Bank Deposit Program
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000048038 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000048038 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000048038 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000048038 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000048038 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000048039 | U.S. Treasury Notes8049448
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048039 | Comcast Corp.8051817
Holdings [Line Items]
Percent of Total Investments	1.50%
C000048039 | Bank of America Corp.8051806
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048039 | TriState Capital8051748
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048039 | Alphabet8051799
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048039 | American Express8051802
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048039 | Prologis8051866
Holdings [Line Items]
Percent of Total Investments	1.00%
C000048039 | U.S. Treasury Notes8049432
Holdings [Line Items]
Percent of Total Investments	0.80%
C000048039 | U.S. Treasury Notes8049458
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048039 | FNMA8054210
Holdings [Line Items]
Percent of Total Investments	0.70%
C000048039 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000048039 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000048039 | Bank Deposit Program
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000048039 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000048039 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000048039 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000048039 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000048039 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	60.50%